CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Operating Activities
Net loss attributable to controlling interest	$ (5,123,935)	$ (2,946,044)	$ (4,896,148)	$ (2,958,415)
Adjustments to reconcile net loss attributable to controlling interest to net cash used in operating activities
Depreciation and amortization	12,101	13,508	27,635	47,452
Common stock issued for services rendered			320,533	19,980
Stock-based compensation expense	205,260	191,883	135,546	239,265
Preferred stock of subsidiary issued for interest on notes payable		20,784	20,784	45,877
Interest related to beneficial conversion feature	426,144	1,620,955	1,620,955	0
Gain on extinguishment of debt			(115,000)	0
Note discount amortized as interest	785,480	0	159,657	0
Deferred charges expensed as interest	600,105	10,014	142,836	0
Net loss attributable to non-controlling interest	(264,836)	(380,435)	(489,655)	0
Gain on change in fair value of warrant liability	678,755	0	(242,052)	0
Changes in operating assets and liabilities:
Accounts receivable, net	(111,990)	(41,158)	(60,516)	(4,709)
Increase Decrease In Inventories	92,841	43,805	41,033	12,082
Increase Decrease In Prepaid Deferred Expense and Other Assets	21,346	(3,824)	38,771	1,905
Security deposits	(10,425)	0
Increase Decrease In Deferred Charges	(258,180)	0	(436,222)	0
Accounts payable	(75,926)	269,854	(123,624)	309,505
Customer deposits	4,797	0	(154,675)	(3,928)
Accrued interest payable	412,562	(33,171)	86,328	17,199
Accrued expenses	280,937	24,869	(2,767)	54,414
Net cash used in operating activities	(2,324,964)	(1,208,960)	(3,926,581)	(2,219,373)
Investing Activities
Purchases of fixed assets	(24,499)	(5,698)	(11,606)	(15,596)
Net cash used in investing activities	(24,499)	(5,698)	(11,606)	(15,596)
Financing Activities
Proceeds from issuance of common stock	0	825,000	825,000	1,495,000
Proceeds from borrowings from shareholders			0	41,000
Repayments Of Debt	0	(597,855)	(1,924,957)	(551,321)
Repayments Of Related Party Debt	0	(41,000)	(71,500)	(141,500)
Proceeds from notes payable	2,600,000	1,100,000	6,497,100	1,291,865
Net decrease in due to related party	(2,634)	(2,508)	(5,077)	(4,862)
Net cash provided by financing activities	2,597,366	1,283,637	5,320,566	2,130,182
Net change in cash and cash equivalents	247,903	68,979	1,382,379	(104,787)
Cash and cash equivalents at beginning of period	1,386,502	4,123,000	4,123,000	108,910
Cash and cash equivalents at end of period	1,634,405	73,102	1,386,502	4,123,000
Supplemental cash flow information:
Cash paid for interest	2,511	33,616	43,642	43,343
Cash paid for income taxes	0	0	0	0
Noncash investing and financing activities:
Preferred stock of subsidiary issued for conversion of debt, including accrued interest	0	1,347,372	3,084,474	295,877
Common stock and warrants issued for services	205,260	191,883	456,079	19,980
Beneficial conversion feature recorded to additional paid-in capital	1,200,433	1,620,955	1,620,955	0
Preferred shares of subsidiary not converting at merger	0	1,184,450	1,184,450	0
Unamortized portion of debt discount	1,326,635
Common stock issued for conversion of debt, including accrued interest	456,217	1,737,102
Portion of debt discount in deferred charges	239,851	0	118,136	0
Issuance of warrant liability	$ 1,114,439	$ 0